Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	489,003,935	488,733,461
Ordinary shares Fully paid	$ 338,426,226	$ 388,425,286